INVENTORIES (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Inventories [abstract]
Consumable stores	R 197.5	R 177.6
Ore stockpile	51.9	52.9
Gold in process	75.1	59.6
Finished stock - Gold Bullion	64.8	49.9
Total inventories	389.3	340.0
Inventory carried at net realisable value includes:
Gold in process	8.5	0.0
Finished inventories - Gold Bullion	7.9	0.0
Write down to net realisable value included in movement in gold in process and finished	R (2.7)	R 0.0